Schedule of Investments (unaudited)
July 31, 2024
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 95.7%
Communication Services — 8.9%
Diversified Telecommunication Services — 0.5%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000	$771,170 (a)(b)
Interactive Media & Services — 3.6%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	1,917,482 (a)(b)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	4,000,000	3,689,959 (a)(b)
Total Interactive Media & Services				5,607,441
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,514,201 (b)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000	663,721 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,001,619 (a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000	375,679 (b)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	3,000,000	2,988,481 (a)(b)
Total Media				7,543,701

Total Communication Services				13,922,312
Consumer Discretionary — 12.9%
Hotels, Restaurants & Leisure — 12.3%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	2,617,835 (a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	895,354 (a)(b)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% PIK to 12/30/25 then 8.000% Cash)	7.000%	12/30/27	3,000,000	2,732,300 (c)(d)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	1,000,000	1,000,118 (a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000	539,784 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	3,000,000	2,905,225 (a)(b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,450,000	1,359,375 (a)(b)
Studio City Co. Ltd., Senior Secured Notes	7.000%	2/15/27	3,000,000	3,007,500 (a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000	646,131 (a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,600,000	3,581,442 (a)(b)
Total Hotels, Restaurants & Leisure				19,285,064
Specialty Retail — 0.6%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,037,123 (a)(b)

Total Consumer Discretionary				20,322,187
Consumer Staples — 4.8%
Food Products — 2.6%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	2,630,000	2,214,220 (a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,115,000	1,906,946 (a)(b)
Total Food Products				4,121,166
Tobacco — 2.2%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,480,000	1,462,460 (a)(b)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	2,000,000	1,920,734 (a)(b)
Total Tobacco				3,383,194

Total Consumer Staples				7,504,360
Energy — 22.8%
Oil, Gas & Consumable Fuels — 22.8%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	2,000,000	2,027,544 (a)(b)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	$1,426,796 (a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,297,647 (a)(b)
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	1,000,000	1,057,288 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,500,000	2,246,612 (b)(d)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,521,822 (a)(b)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	1,594,000	1,714,060 (a)(b)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	2,000,000	1,952,928 (b)(d)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	1,000,000	946,458 (b)(d)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,309,621 (a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	437,774 (a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	2,500,000	2,326,300 (a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	5,290,000	4,793,516 (b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,277,922 (a)(b)
SM Energy Co., Senior Notes	6.625%	1/15/27	3,000,000	3,005,693 (b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	3,969,391 (a)(b)
YPF SA, Senior Notes	8.500%	7/28/25	2,600,000	2,595,435 (d)
YPF SA, Senior Secured Notes	9.000%	2/12/26	786,153	799,003 (d)

Total Energy				35,705,810
Financials — 31.0%
Banks — 10.6%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	7,835,017 (b)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	5,000,000	5,069,924 (a)(b)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	2,740,000	2,706,732 (a)(b)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	927,386 (b)(e)
Total Banks				16,539,059
Capital Markets — 7.1%
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,302,273 (a)(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	7,794,890 (b)
Total Capital Markets				11,097,163
Consumer Finance — 10.2%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	2,897,792 (b)(e)(f)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	1,920,000	1,922,906 (b)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,292,999 (a)(b)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,290,334 (a)(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	3,800,000	3,658,695 (a)(b)
Total Consumer Finance				16,062,726
Financial Services — 3.1%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,470,000	2,474,876 (a)(b)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	2,500,000	2,452,714 (a)(b)
Total Financial Services				4,927,590

Total Financials				48,626,538
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 4.2%
Commercial Services & Supplies — 0.3%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	$533,624 (a)(b)
Construction & Engineering — 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	290,630 (a)
Marine Transportation — 0.7%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,138,771 (a)(b)
Passenger Airlines — 1.2%
US Airways Pass-Through Trust	4.625%	6/3/25	1,823,989	1,809,509 (b)
Professional Services — 1.8%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,757,476 (b)

Total Industrials				6,530,010
Information Technology — 5.5%
Communications Equipment — 3.0%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	1,370,000	1,287,702 (a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,164,457 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,222,928 (a)(b)
Total Communications Equipment				4,675,087
IT Services — 1.6%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	628,000	627,017 (a)(b)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	2,000,000	1,870,871 (a)(b)
Total IT Services				2,497,888
Software — 0.9%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,395,763 (a)(b)

Total Information Technology				8,568,738
Materials — 3.8%
Chemicals — 2.0%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	1,079,507 (a)(b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,000,000	2,069,614 (a)(b)
Total Chemicals				3,149,121
Metals & Mining — 1.8%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	2,873,508 (a)

Total Materials				6,022,629
Real Estate — 0.5%
Hotel & Resort REITs — 0.5%
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	802,816 (a)(b)

Utilities — 1.3%
Water Utilities — 1.3%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000	2,014,546 (a)(b)

Total Corporate Bonds & Notes (Cost — $146,962,379)				150,019,946
Sovereign Bonds — 28.0%
Brazil — 7.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	11,468,926
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 11.5%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	$7,504,760 (b)
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	6,346,820 (b)
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	4,115,675 (b)
Total Mexico				17,967,255
Panama — 3.6%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	4,855,000	2,877,590 (b)
Panama Government International Bond, Senior Notes	4.500%	1/19/63	4,120,000	2,710,656 (b)
Total Panama				5,588,246
South Africa — 5.6%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	206,300,000 ZAR	8,846,121

Total Sovereign Bonds (Cost — $48,897,613)				43,870,548
Mortgage-Backed Securities — 17.9%
FHLMC — 5.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	2,437,663	2,405,717 (b)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/53- 7/1/54	5,286,570	5,362,476
Total FHLMC				7,768,193
FNMA — 1.7%
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	2,629,284	2,667,623
GNMA — 11.2%
Government National Mortgage Association (GNMA) II	5.500%	6/20/53- 12/20/53	17,513,656	17,575,383 (b)

Total Mortgage-Backed Securities (Cost — $27,675,133)				28,011,199
Collateralized Mortgage Obligations(g) — 13.5%
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.005%	2/15/50	38,097,113	745,199 (e)
BANK, 2017-BNK4 XA, IO	1.333%	5/15/50	3,769,328	110,030 (e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	7.397%	4/25/34	886,667	888,154 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5411 SC, IO (-1.000 x 30 Day Average SOFR + 7.092%)	1.745%	5/25/54	61,700,595	5,834,464 (e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.347%	1/25/42	1,226,576	1,227,901 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.747%	2/25/42	1,800,000	1,851,119 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	7.347%	5/25/43	1,188,881	1,204,472 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	7.912%	3/25/49	732,367	743,962 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 2B1 (30 Day Average SOFR + 4.214%)	9.562%	3/25/31	1,300,000	1,446,165 (b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M1 (30 Day Average SOFR + 1.100%)	6.447%	2/25/44	878,256	878,988 (a)(b)(e)
Federal National Mortgage Association (FNMA) REMIC, 2023-67 SC, IO (-1.000 x 30 Day Average SOFR + 7.000%)	1.653%	1/25/54	38,515,589	3,345,379 (e)
Oaktown RE Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	7.397%	10/25/33	124,409	124,604 (a)(e)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	4.623%	6/12/44	1,143,345 EUR	1,191,281 (d)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000	1,065,545 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	7.597%	10/25/52	483,650	$502,030 (a)(e)
WFRBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.000%	8/15/46	3,335,669	33 (e)

Total Collateralized Mortgage Obligations (Cost — $21,516,662)				21,159,326
Convertible Bonds & Notes — 2.6%
Communication Services — 2.6%
Media — 2.6%
Cable One Inc., Senior Notes	1.125%	3/15/28	3,000,000	2,271,300
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,070,000	1,880,091

Total Convertible Bonds & Notes (Cost — $5,292,806)				4,151,391
Senior Loans — 1.9%
Communication Services — 1.9%
Diversified Telecommunication Services — 1.9%
Numericable U.S. LLC, USD Term Loan B14 (Cost — $3,000,000)	—	8/15/28	4,000,000	3,064,000 (h)
Total Investments before Short-Term Investments (Cost — $253,344,593)				250,276,410
Short-Term Investments — 9.1%
Sovereign Bonds — 1.7%
Egypt Treasury Bills (Cost — $2,650,414)	27.189%	1/28/25	145,000,000 EGP	2,651,158 (i)
			Shares
Money Market Funds — 7.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $11,681,348)	5.238%		11,681,348	11,681,348 (j)(k)

Total Short-Term Investments (Cost — $14,331,762)				14,332,506
Total Investments — 168.7% (Cost — $267,676,355)				264,608,916
Mandatory Redeemable Preferred Stock, at Liquidation Value — (31.9)%				(50,000,000)
Other Liabilities in Excess of Other Assets — (36.8)%				(57,793,129)
Total Net Assets Applicable to Common Shareholders — 100.0%				$156,815,787

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this loan has not settled as of July 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $11,681,348 and the cost was $11,681,348 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
EGP	—	Egyptian Pound
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
IO	—	Interest Only
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
ZAR	—	South African Rand
At July 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	276	9/24	$29,112,891	$29,777,814	$664,923
U.S. Treasury 10-Year Notes	242	9/24	26,448,191	27,058,625	610,434
					1,275,357
Contracts to Sell:
E-mini Nasdaq 100 Index	6	9/24	2,468,876	2,340,630	128,246
Net unrealized appreciation on open futures contracts					$1,403,603
At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	990,000	USD	1,071,299	JPMorgan Chase & Co.	8/7/24	$471
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,062,059	EUR	990,000	JPMorgan Chase & Co.	8/7/24	$(9,711)
CLP	3,770,000,000	USD	4,077,174	HSBC Securities Inc.	8/14/24	(74,966)
USD	774,043	CLP	730,000,000	HSBC Securities Inc.	8/14/24	(920)
USD	3,227,176	CLP	3,040,000,000	HSBC Securities Inc.	8/14/24	(69)
USD	7,732,122	ZAR	143,800,000	Barclays Bank PLC	8/15/24	(152,784)
AUD	11,760,000	USD	7,822,634	Morgan Stanley & Co. Inc.	9/6/24	(124,642)
GBP	8,490,000	USD	10,859,432	Citibank N.A.	9/10/24	59,062
USD	7,881,484	CHF	6,980,000	Goldman Sachs Group Inc.	9/12/24	(112,057)
CHF	6,980,000	USD	7,941,329	UBS Securities LLC	9/12/24	52,212
CLP	3,870,000,000	USD	4,185,263	HSBC Securities Inc.	9/17/24	(77,810)
USD	4,065,382	CLP	3,870,000,000	HSBC Securities Inc.	9/17/24	(42,071)
USD	6,717,392	BRL	37,080,000	HSBC Securities Inc.	10/22/24	221,207
USD	18,197,909	MXN	339,300,000	Citibank N.A.	10/29/24	251,652
MXN	50,700,000	USD	2,683,690	Morgan Stanley & Co. Inc.	10/29/24	(2,066)
MXN	50,700,000	USD	2,677,853	Morgan Stanley & Co. Inc.	10/29/24	3,772
COP	38,510,000,000	USD	9,298,226	JPMorgan Chase & Co.	10/30/24	83,480
COP	69,000,000,000	USD	16,803,244	JPMorgan Chase & Co.	10/30/24	6,357
USD	26,088,961	COP	107,510,000,000	JPMorgan Chase & Co.	10/30/24	(102,346)
USD	499,981	EUR	460,000	JPMorgan Chase & Co.	11/7/24	(219)
Net unrealized depreciation on open forward foreign currency contracts						$(21,448)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
At July 31, 2024, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 5.625%, due 4/1/25)	$1,625,000	6/20/25	7.939%	1.000% quarterly	$(95,936)	$(30,170)	$(65,766)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc.  (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$150,019,946	—	$150,019,946
Sovereign Bonds	—	43,870,548	—	43,870,548
Mortgage-Backed Securities	—	28,011,199	—	28,011,199
Collateralized Mortgage Obligations	—	21,159,326	—	21,159,326
Convertible Bonds & Notes	—	4,151,391	—	4,151,391
Senior Loans	—	3,064,000	—	3,064,000
Total Long-Term Investments	—	250,276,410	—	250,276,410
Short-Term Investments†:
Sovereign Bonds	—	2,651,158	—	2,651,158
Money Market Funds	$11,681,348	—	—	11,681,348
Total Short-Term Investments	11,681,348	2,651,158	—	14,332,506
Total Investments	$11,681,348	$252,927,568	—	$264,608,916
Other Financial Instruments:
Futures Contracts††	$1,403,603	—	—	$1,403,603
Forward Foreign Currency Contracts††	—	$678,213	—	678,213
Total Other Financial Instruments	$1,403,603	$678,213	—	$2,081,816
Total	$13,084,951	$253,605,781	—	$266,690,732

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$699,661	—	$699,661
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	95,936	—	95,936
Total	—	$795,597	—	$795,597

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report

in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,286,239	$92,969,475	92,969,475	$93,574,366	93,574,366

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$273,125	—	$11,681,348

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2024 Quarterly Report